SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Lives
Property, plant and equipment are stated at cost, after deduction of the related investment grants, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Buildings and leasehold improvements	7 - 39
Machinery and equipment	3 - 17
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17
Software	3-5